Summary of changes in operating assets and liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information for cash-generating units [abstract]
Trade and other receivables	$ 1,145	$ (1,683)	$ 1,856
Inventories	1,420	1,107	(1,157)
Prepaid expenses and other current assets	895	(497)	(128)
Investment tax credit receivable		(743)	(95)
Payables and accrued liabilities	(2,451)	(823)	(418)
Deferred revenues	9	217
Provisions	(119)	276
Employee future benefits	(607)	(368)
Increase (decrease) in operating assets and liabilities	$ 292	$ (2,514)	$ 58